Earnings Per Share - Schedule of Earnings Per Share (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted earnings per share:
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	¥ 246,969	$ 36,159	¥ 172,050	¥ (36,374)
Earnings available for future distribution | ¥	¥ 246,969		¥ 172,050	¥ (36,374)
Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share | shares	122,088,201	122,088,201	104,839,041	96,983,360
Weighted average common shares outstanding used in computing diluted earnings per share | shares	122,186,796	122,186,796	104,839,041	96,983,360
Net (loss) earnings per share
Basic | ¥ / shares	¥ 2.02		¥ 1.64	¥ (0.38)
Diluted | ¥ / shares	¥ 2.02		¥ 1.64	¥ (0.38)